NEW CONSULTANT ACCUMULATOR VARIABLE UNIVERSAL LIFE

NEW CONSULTANT PROTECTOR VARIABLE UNIVERSAL LIFE

Issued by

WILTON REASSURANCE LIFE COMPANY OF NEW YORK

Through

WILTON REASSURANCE LIFE CO OF NEW YORK

VARIABLE LIFE SEPARATE ACCOUNT A

Supplement, dated August 22, 2022

to the

Prospectus dated May 1, 2022

The Appendix is updated as follows.

Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses
Long-term capital appreciation.	Alger Large Cap Growth Portfolio - Class I-2 Fred Alger Management, LLC	0.82*
Long-term capital appreciation.	Alger Mid Cap Growth Portfolio - Class I-2 Fred Alger Management, LLC	0.92*
To seek capital growth.	Invesco VI American Franchise Fund - Series I Invesco Advisers, Inc.	0.86
Long-term growth of capital.	Invesco VI Main Street Mid Cap Fund® - Series I Invesco Advisers, Inc.	0.93
Capital appreciation.	Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I ALPS Advisors, Inc.	0.66*
Capital appreciation and some current income.	Morningstar Balanced ETF Asset Allocation Portfolio Class I ALPS Advisors, Inc.	0.63
Current income and preservation of capital.	Morningstar Conservative ETF Asset Allocation Portfolio Class I ALPS Advisors, Inc.	0.61*
Capital appreciation	Morningstar Growth ETF Asset Allocation Portfolio Class I ALPS Advisors, Inc.	0.64
Current income and capital appreciation.	Morningstar Income and Growth ETF Asset Allocation Portfolio Class I ALPS Advisors, Inc.	0.62*
A high level of dividend income and long-term capital growth primarily through investment in stocks.	T. Rowe Price Equity Income Portfolio – I T. Rowe Price Associates, Inc.	0.85
Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.	VanEck VIP Global Resources Fund - Initial Class Van Eck Associates Corporation	1.09

This Supplement amends the above referenced Prospectus offered by Wilton Reassurance Life Company of New York. Please keep this Supplement for future reference together with your Prospectus. All capitalized terms have the same meaning as those included in the Prospectus.